Related Party Transactions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Penguin Random House [member]
Disclosure of transactions between related parties [line items]
Dividends received from joint ventures and associates		£ 1	£ 64
Academy of Pop [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	40.00%
Amounts payable, related party transactions	£ 7